Unit Activity	6 Months Ended
Jun. 30, 2017
Equity [Abstract]
Unit Activity

17) Unit Activity

The following table shows the movement in the number of common units, subordinated units, general partner units and Series A Preferred Units from December 31, 2015 until June 30, 2017.

(in units)	Common Units	Subordinated Units	General Partner Units	Convertible Preferred Units
December 31, 2015	18,626,594	8,567,500	558,674	—
Subordinated units converted to common units	8,567,500	(8,567,500)	—	—
December 31, 2016	27,194,094	—	558,674	—
January 6, 2017: Public offering	2,500,000	—	—	—
February 2, 2017: Sale of Series A Preferred Units	—	—	—	2,083,333
June 30, 2017: Sale of Series A Preferred Units	—	—	—	1,666,667
June 30, 2017	29,694,094	—	558,674	3,750,000

On August 12, 2015, the Board authorized a program for the Partnership to repurchase up to 666,667 of its common units. The board of directors of the General Partner concurrently authorized the General Partner to purchase up to 333,333 common units of the Partnership. On August 10, 2016, the Board and the board of directors of the General Partner authorized an extension of the common unit purchase program to August 31, 2017, and on August 9, 2017, the Board and the board of directors of the General Partner authorized a further extension of the program to August 31, 2018. No additional common units were purchased by the Partnership or the General Partner in 2016 or to date in 2017. The Partnership and the General Partner may therefore purchase up to an additional 485,761 and 242,965 common units, respectively, under the extended program.

All purchases are made pursuant to a single program and are allocated approximately two-thirds to the Partnership and one-third to the General Partner. There is no obligation to purchase any specific number of common units and the program may be modified, suspended, extended or terminated at any time. Common units repurchased by the Partnership under the program have been cancelled.

The subordination period for the 8,567,500 subordinated units ended on May 18, 2016. All of the subordinated units, which were owned by KNOT, converted to common units on a one-for-one basis.